Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Amortized Cost	$ 252,761	$ 251,683
Loans, allowance for credit losses	$ 4,026	$ 3,918
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	6,203,141	6,063,851
Common shares, shares outstanding	5,793,611	5,702,685
Stock held by deferred compensation plan, shares	172,667	181,803
Treasury stock, shares	236,863	179,363